Convertible Notes Payable - Schedule of Convertible Notes Payable (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2025
August Two Thousand Twenty Five convertible Note Payable [Member]
Schedule of Convertible Notes Payable [Line Items]
Interest	8.00%
November Two Thousand Twenty Five [Member]
Schedule of Convertible Notes Payable [Line Items]
Interest	8.00%